Document and Entity Information	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	333-60608
Entity Registrant Name	JANEL CORPORATION
Entity Central Index Key	0001133062
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	86-1005291
Entity Address, Address Line One	80 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	373-5895
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false